CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total Mercurity Fintech Holding Inc. shareholders' equity	Noncontrolling interests [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 14,768	$ 634,016,215	$ 0	$ (637,143,041)	$ (19,074,219)	$ (22,186,277)	$ 0	$ (22,186,277)
Beginning Balance (in shares) at Dec. 31, 2018	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 11)	$ 1	0	0	0	0	1	0	$ 1
Share options exercised (Note 11) (Shares)	56,028							37,462,294
Share-based compensation (Note 13)	$ 0	(53,967)	0	0	0	(53,967)	0	$ (53,967)
Issuance of shares as a consideration for acquisition	$ 6,327	6,847,499	0	0	0	6,853,826	0	6,853,826
Issuance of shares as a consideration for acquisition (Shares)	632,660,858
Disposal of subsidiaries and VIEs	$ 0	4,521,053	0	0	20,292,012	24,813,065	0	24,813,065
Net loss	0	0	0	(1,225,300)	0	(1,225,300)	0	(1,225,300)
Other comprehensive income	0	0	0	0	(166,607)	(166,607)	0	(166,607)
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(56,028)
Ending Balance at Dec. 31, 2019	$ 21,096	645,330,800	0	(638,368,341)	1,051,186	8,034,741	0	$ 8,034,741
Ending Balance (in shares) at Dec. 31, 2019	2,108,869,528							2,108,869,528
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 11)	$ 184	0	0	0	0	184	0	$ 184
Share options exercised (Note 11) (Shares)	18,270,720							55,983,312
Share-based compensation (Note 13)	$ 0	285,950	0	0	0	285,950	0	$ 285,950
Issuance of shares as a consideration for acquisition	$ 7,618	3,229,987	0	0	0	3,237,605	0	3,237,605
Issuance of shares as a consideration for acquisition (Shares)	761,789,601
Issuance of shares in the private placement (Note 11)	$ 900	299,100	0	0	0	300,000	0	300,000
Issuance of shares in the private placement (Note 11) (Shares)	90,000,000
Net loss	$ 0	0	0	(1,651,273)	0	(1,651,273)	0	(1,651,273)
Other comprehensive income	0	0	0	0	45,396	45,396	0	45,396
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 7	(7)	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(650,520)
Ending Balance at Dec. 31, 2020	$ 29,805	649,145,830	0	(640,019,614)	1,096,582	10,252,603	0	$ 10,252,603
Ending Balance (in shares) at Dec. 31, 2020	2,978,278,329							2,978,278,329
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 11)	$ 36	13,058	0	0	0	13,094	0	$ 13,094
Share options exercised (Note 11) (Shares)	3,602,880							775,117,466
Share-based compensation (Note 13)	$ 6,032	8,343,830	0	0	0	8,349,862	0	$ 8,349,862
Share-based compensation (Note 13) (Shares)	603,177,880
Issuance of shares as a consideration for acquisition	$ 0	0	0	0	0	0	0	0
Issuance of shares as a consideration for acquisition (Shares)	0
Issuance of shares in the private placement (Note 11)	$ 13,528	10,680,971	0	0	0	10,694,499	0	10,694,499
Issuance of shares in the private placement (Note 11) (Shares)	1,352,857,140
Net loss	$ 0	0	0	(20,746,131)	0	(20,746,131)	0	(20,746,131)
Other comprehensive income	0	0	0	0	3,285	3,285	0	3,285
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	0
Ending Balance at Dec. 31, 2021	$ 49,401	$ 668,183,689	$ 0	$ (660,765,745)	$ 1,099,867	$ 8,567,212	$ 0	$ 8,567,212
Ending Balance (in shares) at Dec. 31, 2021	4,937,916,229							4,937,916,229